FINANCIAL INSTRUMENTS BY CATEGORY - LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)
Liabilities at amortized cost
Trade and other payables excluding non-financial liabilities (Notes 27 and 29)	¥ 3,417,934		¥ 2,683,828
Payables for fixed assets and construction-in-progress	2,914,696	$ 446,697	1,802,592
Dividends payable	13,749	$ 2,107	12,890
Lease liabilities	1,175,565		1,176,426
Total	¥ 7,521,944		¥ 5,675,736

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.